Changes in and Reclassifications from Accumulated Other Comprehensive Income (AOCI) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Changes in AOCI by component

Changes in AOCI, net of tax, by component consist of the following:

	Six months ended June 30, 2016
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$5,000	—	5,000
OCI before reclassifications	17,538	—	17,538
Amounts reclassified from AOCI	(21)	—	(21)

Net OCI	17,517	—	17,517

Ending balance	$22,517	—	22,517

	Year ended December 31, 2015
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$16,656	—	16,656
OCI before reclassifications	(11,163)	(117)	(11,280)
Amounts reclassified from AOCI	(493)	117	(376)

Net OCI	(11,656)	—	(11,656)

Ending balance	$5,000	—	5,000

Changes in AOCI, net of tax, by component consist of the following:

	Year ended December 31, 2015
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$16,656	—	16,656
OCI before reclassifications	(11,163)	(117)	(11,280)
Amounts reclassified from AOCI	(493)	117	(376)

Net OCI	(11,656)	—	(11,656)

Ending balance	$5,000	—	5,000

	Year ended December 31, 2014
	Net unrealized gain (losses) on securities	OTTI gains (losses) in OCI	Total AOCI
Beginning balance	$10,347	—	10,347
OCI before reclassifications	6,280	74	6,354
Amounts reclassified from AOCI	29	(74)	(45)

Net OCI	6,309	—	6,309

Ending balance	$16,656	—	16,656

Reclassifications from AOCI

Reclassifications from AOCI, net of tax, consist of the following:

	Amount reclassified from AOCI		Affected line item
	June 30,	June 30,	in the
AOCI	2016	2015	Statements of Operations
Net unrealized gain (loss) on securities:
Available-for-sale securities	$32	83	Realized investment gains, net
	(11)	(29)	Income tax (benefit) expense

Total amounts reclassed from AOCI	$21	54	Total net (loss) income

Reclassifications from AOCI, net of tax, consist of the following:

	Amount reclassified from AOCI		Affected line item
	December 31,		in the
AOCI	2015	2014	Statements of Operations
Net unrealized gain (loss) on securities:
Available-for-sale securities	$758	(44)	Realized investment gains, net
	265	(15)	Income tax (benefit) expense

	493	(29)	Net (loss) income

OTTI gains in OCI:
Other than temporary impairments	(180)	115	Realized investment gains, net
	(63)	41	Income tax (benefit) expense

	(117)	74	Net (loss) income

Total amounts reclassified from AOCI	$376	45	Total net (loss) income